Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Expenses [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 6: -	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2021	2022

Employees and payroll accruals	$788	$907
Accrued expenses	2,366	1,276
Others	48	63

	$3,202	$2,246